Fair Value Measurements Fair Value Measurements - Reconciliation of Level 3 Assets and Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Fair Value, Asset, Recurring Basis, Still Held, Unrealized Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Accumulated other comprehensive (loss)
Fair Market Value	$ 4,978,300,000	$ 4,231,100,000
Fair Market Value	1,488,700,000	1,964,400,000
Level 3 | Fair Value, Recurring [Member]
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Change in unrealized investment gains (losses)	1,300,000	(15,700,000)
Fair Market Value	311,000,000.0	489,900,000
Level 3 | Fair Value, Recurring [Member] | Liability
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Asset reclassification	0	0
Liabilities at beginning of year	(3,600,000)	(16,500,000)	$ (31,700,000)
Liability purchases	0	0
Liability transfers	0	0
Liability, Transfers out of Level 3	0	0
Liability sales	0	0
Liability, increase (decrease) in fv included in net income	12,900,000	15,200,000
Change in unrealized gains or losses	12,900,000	15,200,000
Level 3 | Fair Value, Recurring [Member] | Loss Portfolio Transfer | Liability
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Asset reclassification	0	0
Liabilities at beginning of year	(3,600,000)	(16,500,000)	(31,700,000)
Liability purchases	0	0
Liability transfers	0	0
Liability, Transfers out of Level 3	0	0
Liability sales	0	0
Liability, increase (decrease) in fv included in net income	12,900,000	15,200,000
Change in unrealized gains or losses	12,900,000	15,200,000
Level 3 | Fair Value, Recurring [Member] | Commercial mortgage loans
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Change in unrealized investment gains (losses)	0	(17,900,000)
Fair Market Value	79,700,000	274,900,000
Level 3 | Fair Value, Recurring [Member] | Middle market loans and other private debt
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Change in unrealized investment gains (losses)	0	500,000
Fair Market Value	61,000,000.0	84,800,000
Level 3 | Fair Value, Recurring [Member] | Asset-backed
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Change in unrealized investment gains (losses)	1,100,000	1,700,000
Fair Market Value	127,600,000	82,900,000
Level 3 | Fair Value, Recurring [Member] | Global corporate securities
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Change in unrealized investment gains (losses)	0	(200,000)
Fair Market Value	18,500,000	14,400,000
Level 3 | Fair Value, Recurring [Member] | Short-term investments
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Change in unrealized investment gains (losses)	0	0
Fair Market Value	0	18,000,000.0
Level 3 | Fair Value, Recurring [Member] | Equity Securities
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Change in unrealized investment gains (losses)		0
Fair Market Value		0
Level 3 | Fair Value, Recurring [Member] | Asset backed securities, privately-held afs
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Fair Market Value	24,200,000	14,900,000
Change in unrealized investment gains (losses)	200,000	200,000
Assets | Level 3 | Fair Value, Recurring [Member]
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Purchases and issuances	71,400,000	113,700,000
Transfers Into Level 3	0	5,300,000
Transfers out of Level 3		12,100,000
Asset reclassification	0	0
Settlements and sales	(239,700,000)	(137,200,000)
Increase (decrease) in fair value included in net income	(10,600,000)	(12,800,000)
Fair Market Value		489,900,000	533,000,000.0
Assets | Level 3 | Fair Value, Recurring [Member] | Commercial mortgage loans
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Purchases and issuances	500,000	40,600,000
Transfers Into Level 3	0	0
Transfers out of Level 3	0	0
Asset reclassification	0	0
Settlements and sales	(184,400,000)	(61,500,000)
Increase (decrease) in fair value included in net income	(11,300,000)	(16,300,000)
Fair Market Value		274,900,000	312,100,000
Assets | Level 3 | Fair Value, Recurring [Member] | Middle market loans and other private debt
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Purchases and issuances	400,000	18,300,000
Transfers Into Level 3	0	0
Transfers out of Level 3	0	0
Asset reclassification	10,900,000	0
Settlements and sales	(35,500,000)	(41,900,000)
Increase (decrease) in fair value included in net income	400,000	1,500,000
Fair Market Value		84,800,000	106,900,000
Assets | Level 3 | Fair Value, Recurring [Member] | Asset-backed
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Purchases and issuances	56,100,000	21,900,000
Transfers Into Level 3	0	5,300,000
Transfers out of Level 3	0	(5,500,000)
Asset reclassification	0	0
Settlements and sales	(12,400,000)	(7,600,000)
Increase (decrease) in fair value included in net income	1,000,000.0	2,000,000.0
Fair Market Value		82,900,000	66,800,000
Assets | Level 3 | Fair Value, Recurring [Member] | Global corporate securities
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Purchases and issuances	4,400,000	0
Transfers Into Level 3	0	0
Transfers out of Level 3	0	0
Asset reclassification	0	0
Settlements and sales	(300,000)	(400,000)
Increase (decrease) in fair value included in net income	0	(200,000)
Fair Market Value		14,400,000	15,000,000.0
Assets | Level 3 | Fair Value, Recurring [Member] | Short-term investments
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Purchases and issuances	0	18,200,000
Transfers Into Level 3	0	0
Transfers out of Level 3	0	0
Asset reclassification	(10,900,000)	0
Settlements and sales	(7,100,000)	(25,800,000)
Increase (decrease) in fair value included in net income	0	0
Fair Market Value		18,000,000.0	25,600,000
Assets | Level 3 | Fair Value, Recurring [Member] | Equity Securities
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Purchases and issuances		0
Transfers Into Level 3		0
Transfers out of Level 3		(6,600,000)
Asset reclassification		0
Settlements and sales		0
Increase (decrease) in fair value included in net income		0
Fair Market Value			6,600,000
Assets | Level 3 | Fair Value, Recurring [Member] | Asset backed securities, privately-held afs
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Fair Market Value		14,900,000	$ 0
Purchases and issuances	10,000,000.0	14,700,000
Transfers Into Level 3	0	0
Transfers out of Level 3	0	0
Asset reclassification	0	0
Settlements and sales	0	0
Increase (decrease) in fair value included in net income	$ (700,000)	$ 200,000